Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2015	2014	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$70	$113	Cash and cash equivalents
Accounts receivable	71	52	Accounts and notes receivable – net
Other current assets	2	3	Other current assets
Property, plant, and equipment – net	3,000	2,794	Property, plant, and equipment – net
Goodwill	47	103	Goodwill
Other intangible assets – net	1,436	1,493	Other intangible assets – net of accumulated amortization
Other noncurrent assets	—	14	Regulatory assets, deferred charges, and other
Accounts payable	(59)	(48)	Accounts payable – trade
Accrued liabilities	(14)	(36)	Other accrued liabilities
Current deferred revenue	(62)	(45)	Other accrued liabilities
Noncurrent deferred income taxes	—	(13)	Deferred income tax liabilities
Asset retirement obligation	(93)	(94)	Asset retirement obligations, noncurrent
Noncurrent deferred revenue associated with customer advance payments	(331)	(395)	Regulatory liabilities, deferred income, and other